UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314

Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1: Report(s) to Shareholders.

Annual Report |
December 31, 2024
Schwab Government Money Market Portfolio
Ticker Symbol: SWPXX

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to
December
31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market Portfolio	$28	0.27%

Statistics

Net Assets (thousands)	$269,319
Number of Holdings	267
Advisory Fees Paid by the Fund	$491,832
Weighted Average Maturity	37 Days
Seven-Day Yield (with waivers)	4.18%
Seven-Day Yield (without waivers)	4.18%
Seven-Day Effective Yield (with waivers)	4.27%
Business Interest Deduction (163j)	99.98%
Portfolio Composition by Security Type % of Investments

Portfolio Composition By Effective Maturity % of Investments

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment
at $1.00 per share, it cannot guarantee it will do so. An
investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Portfolio holdings may have changed since the report date.
Fund yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield (with waivers) is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund.
1
Less than 0.05%
Schwab Government Money Market Portfolio | Annual Report
1
REG126648-00  00308851

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
2
Schwab Government Money Market Portfolio | Annual Report

Annual Report |
December 31, 2024
Schwab S&P 500 Index Portfolio
Ticker Symbol: SWP1Z

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.
This report describes changes to the fund that occurred during the reporting period.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Portfolio	$3	0.03%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund returned 24.95%. The S&P 500
®
Index returned 25.02%.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Materials sector securities, including Nucor Corp. (which detracted from the total return of the fund)
■

Real estate sector securities
Top contributors to total return:
■

Information technology sector securities, including NVIDIA Corp.
■

Financials sector securities

Portfolio holdings may have changed since the report
date
.
Schwab S&P 500 Index Portfolio |
Annual Report
1
REG126657-00  00308859

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost.
Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/1996)	24.95%	14.47%	13.01%
S&P 500 ® Index	25.02%	14.53%	13.10%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Schwab S&P 500 Index Portfolio | Annual Report

Statistics

Net Assets (millions)	$2,588
Number of Holdings (excludes derivatives)	501
Portfolio Turnover Rate	6%
Advisory Fees Paid by the Fund	$688,915
Weighted Average Market Cap ($ x 1,000,000)	$1,117,139
Price/Earnings Ratio (P/E)	27.7
Price/Book Ratio (P/B)	4.8
Dividends Received Deduction	93.28%
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., I nc
.
1
Excludes derivatives.
Schwab S&P 500 Index Portfolio | Annual Report

3

FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective August 23, 2024, the fund revised its diversification policy under the Investment Company Act of 1940, as amended.
Under the revised policy, the fund will continue to track its benchmark index even if the fund becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index. Shareholder approval will not be sought if the fund crosses from diversified to non-diversified status under such circumstances.

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain t
ax
information, proxy voting information, and other information about
the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website
at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the SEC’s
website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab S&P 500 Index Portfolio | Annual Report

Annual Report |
December 31, 2024
Schwab VIT Balanced Portfolio
Ticker Symbol: SWB1Z

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced Portfolio	$54	0.52%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund returned 7.86%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 25.02% and 1.25%, respectively. The fund’s internally calculated comparative index, the VIT
Balanced Composite Index (the composite index), returned 8.46%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab International Small-Cap Equity ETF
●
Schwab U.S. TIPS ETF

Portfolio holdings may have changed since the report date.
Schwab VIT Balanced Portfolio | Annual
Report
1
REG126665-00  00308868

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost.
Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/2012)	7.86%	3.82%	4.03%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
VIT Balanced Composite Index	8.46%	4.40%	4.67%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management
costs, which would lo
wer
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these
reductions, the fund’s returns would have been lower. Fund
performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Schwab VIT Balanced Portfolio | Annual Report

Statistics

Net Assets ( thousands )	$81,499
Number of Holdings	10
Portfolio Turnover Rate	26%
Advisory Fees Paid by the Fund	$352,786
Foreign Tax Paid and Passed Through	$33,201
Gross Income From Foreign Sources	$357,182
Dividends Received Deduction	15.25%
Long Term Capital Gain Distribution	$179,184
Business Interest Deduction (163j)	73.89%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the
report
date.
Schwab VIT Balanced Portfolio | Annual
Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab VIT Balanced Portfolio | Annual Report

Annual Report |
December 31, 2024
Schwab VIT Balanced with Growth Portfolio
Ticker Symbol: SWC1Z

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
 If you purchase
or hold fund shares throu
gh
a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced with Growth Portfolio	$51	0.49%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund returned 9.98%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 25.02% and 1.25%, respectively. The fund’s internally calculated comparative index, the VIT
Balanced with Growth Composite Index (the composite index), returned 10.64%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Small-Cap ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. TIPS ETF
●
Schwab International Small-Cap Equity ETF

Portfolio holdings may have changed since the report date.
Schwab VIT Balanced with Growth Portfolio | Annual Report
1
REG126666-00  00308869

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost.
Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/2012)	9.98%	5.41%	5.39%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
VIT Balanced with Growth Composite Index	10.64%	6.01%	6.00%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Schwab VIT Balanced with Growth Portfolio | Annual Report

Statistics

Net Assets (thousands)	$166,839
Number of Holdings	10
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$744,092
Foreign Tax Paid and Passed Through	$103,090
Gross Income From Foreign Sources	$1,102,706
Dividends Received Deduction	22.68%
Long Term Capital Gain Distribution	$393,442
Business Interest Deduction (163j)	53.88%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report
date
.
Schwab VIT Balanced with Growth Portfolio | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab VIT Balanced with Growth Portfolio | Annual Report

Annual Report |
December 31, 2024
Schwab VIT Growth Portfolio
Ticker Symbol: SWG1Z

This annual shareholder report contains important information about the fund for the period of January 1, 2024, to December 31,
2024.
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
If you purchase
or hold fund shares
through
a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information
about
the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST year ENDED December 31, 2024
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Growth Portfolio	$52	0.49%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2024, the fund returned 11.78%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 25.02% and 1.25%, respectively. The fund’s internally calculated comparative index, the VIT
Growth Composite Index (the composite index), returned 12.51%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Small-Cap ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab International Small-Cap Equity ETF
●
Schwab U.S. Aggregate Bond ETF

Portfolio holdings may have changed since the report date.
Schwab VIT Growth Portfolio | Annual Report
1
REG126667-00  00308870

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost.
Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit
www.schwabassetmanagement.com/prospectus
.

Performance of Hypothetical $10,000 Investment (December 31, 2014 - December 31, 2024)
1

Average Annual Total Returns
1

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/2012)	11.78%	6.78%	6.54%
S&P 500 ® Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
VIT Growth Composite Index	12.51%	7.33%	7.12%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2
Schwab VIT Growth Portfolio | Annual Report

Statistics

Net Assets (thousands)	$162,089
Number of Holdings	8
Portfolio Turnover Rate	11%
Advisory Fees Paid by the Fund	$742,612
Foreign Tax Paid and Passed Through	$142,557
Gross Income From Foreign Sources	$1,501,049
Dividends Received Deduction	26.49%
Long Term Capital Gain Distribution	$53,494
Business Interest Deduction (163j)	26.77%
Asset Class Weightings % of Investments

Top Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
Schwab VIT Growth Portfolio | Annual Report
3

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
4
Schwab VIT Growth Portfolio | Annual Report

Item 2: Code of Ethics.

(a)

Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not applicable.

(f)(1) Registrant has filed this code of ethics as an exhibit pursuant to Item 19(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kimberly S. Patmore, Michael J. Beer and J. Derek Penn, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Ms. Patmore, Mr. Beer and Mr. Penn as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a)Audit Fees[1]		(b)Audit-Related Fees[2]		(c) Tax Fees[3]		(d) All Other Fees
Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2023
$111,500	$109,731	$9,540	$9,540	$16,425	$16,425	$0	$0

[1]	The nature of the services includes audit of the registrant’s annual financial statements and normally provided services in connection with regulatory filings for those fiscal years.
[2]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[3]	The nature of the services includes tax compliance, tax advice and tax planning.

(e) (1)	Registrant’s audit, compliance and valuation committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

There were no services described in each of paragraphs (b) through (d) above that were approved by Registrant’s audit, compliance and valuation committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2024: $1,874,341	2023: $	3,940,154

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit, compliance and valuation committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Holdings and Financial Statements | December 31, 2024
Schwab Government Money Market Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.05	0.05	0.01	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.05)	(0.05)	(0.01)	(0.00)[2,3]	(0.00)[2]
Distributions from net realized gains	(0.00)[2]	(0.00)[2]	—	—	—
Total distributions	(0.05)	(0.05)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	5.07%	4.89%	1.43%	0.06%[3]	0.28%
Ratios/Supplemental Data
Ratios to average net assets:
Net expenses	N/A	0.26%	0.23%[4,5]	0.06%[4]	0.26%[6,7]
Total expenses	0.27%	0.26%	0.26%[5]	0.27%	0.41%
Net investment income (loss)	4.94%	4.79%	1.49%	0.06%	0.25%
Net assets, end of period (x 1,000)	$269,319	$242,751	$223,154	$184,916	$185,074

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.05%.
[4]	Reflects the effect of a voluntary yield waiver.
[5]	Ratio includes less than 0.005% of non-routine proxy expenses.
[6]	Effective September 24, 2020, the contractual expense limitation changed. The ratio presented for period ended December 31, 2020, is a blended ratio.
[7]	Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation.
See financial notes

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY DEBT 35.1% OF NET ASSETS
FEDERAL FARM CREDIT BANKS FUNDING CORP
		4.63%		01/02/25	200,000	200,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	01/03/25	300,000	300,000
		1.13%		01/06/25	1,500,000	1,499,413
(SOFR + 0.12%)	(a)	4.49%	01/02/25	01/21/25	800,000	800,000
(SOFR + 0.17%)	(a)	4.54%	01/02/25	01/23/25	200,000	200,000
		4.35%		02/04/25	500,000	498,020
		4.35%		02/11/25	300,000	298,560
		5.02%		02/21/25	200,000	198,644
(SOFR + 0.13%)	(a)	4.50%	01/02/25	03/07/25	400,000	400,000
		4.65%		03/31/25	200,000	197,785
		5.00%		04/04/25	100,000	99,982
		4.52%		04/07/25	200,000	197,678
		4.30%		04/11/25	200,000	197,690
		4.30%		04/15/25	200,000	197,597
		4.51%		04/17/25	300,000	296,159
(SOFR + 0.15%)	(a)	4.52%	01/02/25	04/28/25	300,000	300,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	05/02/25	1,100,000	1,100,000
		4.24%		05/05/25	100,000	98,589
(SOFR + 0.13%)	(a)	4.50%	01/02/25	05/20/25	700,000	700,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	05/27/25	200,000	200,000
		4.37%		05/28/25	100,000	98,272
		4.37%		06/06/25	100,000	98,166
		4.37%		06/09/25	200,000	196,261
		4.37%		06/11/25	100,000	98,107
(EFFR + 0.14%)	(a)	4.47%	01/02/25	06/11/25	700,000	700,000
(SOFR + 0.05%)	(a)	4.42%	01/02/25	06/20/25	100,000	100,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	06/24/25	400,000	400,000
		4.38%		06/25/25	200,000	195,872
		5.00%		06/25/25	100,000	99,935
		5.04%		06/26/25	200,000	195,333
(3 mo. US TBILL + 0.16%)	(a)	4.44%	01/07/25	06/30/25	700,000	700,000
(SOFR + 0.17%)	(a)	4.54%	01/02/25	06/30/25	600,000	600,000
		5.00%		07/15/25	100,000	100,052
(3 mo. US TBILL + 0.18%)	(a)	4.46%	01/07/25	07/17/25	700,000	700,000
		3.15%		07/21/25	100,000	99,379
(SOFR + 0.16%)	(a)	4.53%	01/02/25	07/21/25	100,000	100,000
		4.75%		07/29/25	200,000	199,901
		4.24%		08/11/25	200,000	194,929
(EFFR + 0.14%)	(a)	4.47%	01/02/25	08/20/25	400,000	400,000
		4.25%		09/05/25	200,000	199,860
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(EFFR + 0.13%)	(a)	4.46%	01/02/25	09/15/25	400,000	400,000
(EFFR + 0.15%)	(a)	4.48%	01/02/25	09/26/25	200,000	200,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	10/06/25	1,000,000	1,000,207
		5.13%		10/10/25	500,000	502,937
(SOFR + 0.16%)	(a)	4.53%	01/02/25	10/17/25	400,000	400,000
		5.13%		10/20/25	100,000	100,611
(SOFR + 0.13%)	(a)	4.50%	01/02/25	10/21/25	800,000	800,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	10/29/25	600,000	600,169
(EFFR + 0.14%)	(a)	4.47%	01/02/25	11/10/25	200,000	200,129
(SOFR + 0.16%)	(a)	4.53%	01/02/25	11/14/25	800,000	800,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	11/28/25	100,000	100,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	12/15/25	100,000	100,000
(SOFR + 0.09%)	(a)	4.46%	01/02/25	12/22/25	500,000	500,000
(SOFR + 0.07%)	(a)	4.44%	01/02/25	12/23/25	200,000	200,000
(SOFR + 0.06%)	(a)	4.43%	01/02/25	12/30/25	400,000	400,000
(EFFR + 0.12%)	(a)	4.45%	01/02/25	01/08/26	800,000	800,000
(SOFR + 0.08%)	(a)	4.45%	01/02/25	01/28/26	400,000	400,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	01/30/26	400,000	400,175
(SOFR + 0.11%)	(a)	4.48%	01/02/25	03/11/26	100,000	100,000
(EFFR + 0.10%)	(a)	4.43%	01/02/25	04/01/26	400,000	400,000
(SOFR + 0.10%)	(a)	4.47%	01/02/25	04/17/26	400,000	400,000
(SOFR + 0.10%)	(a)	4.47%	01/02/25	05/05/26	400,000	400,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	05/06/26	1,400,000	1,400,000
(EFFR + 0.09%)	(a)	4.42%	01/02/25	05/07/26	400,000	400,000
(EFFR + 0.10%)	(a)	4.43%	01/02/25	05/08/26	600,000	600,000
(SOFR + 0.10%)	(a)	4.47%	01/02/25	06/24/26	600,000	600,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	07/10/26	100,000	100,000
(SOFR + 0.13%)	(a)	4.50%	01/02/25	07/23/26	200,000	200,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/03/26	100,000	100,000
(SOFR + 0.15%)	(a)	4.52%	01/02/25	09/23/26	500,000	500,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	10/30/26	400,000	400,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	11/18/26	300,000	300,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	12/23/26	1,000,000	1,000,000
FEDERAL HOME LOAN BANKS
		4.83%		01/02/25	200,000	200,000
		5.15%		01/02/25	200,000	200,000
		4.79%		01/03/25	500,000	499,936
(SOFR + 0.02%)	(a)	4.39%	01/02/25	01/13/25	500,000	500,000
		4.77%		01/21/25	1,400,000	1,399,986
		4.80%		01/23/25	600,000	599,995
		5.20%		01/29/25	700,000	697,370
		5.21%		01/31/25	800,000	796,765
		4.90%		02/07/25	600,000	597,198
		5.04%		02/07/25	1,500,000	1,492,800
		5.00%		02/10/25	600,000	596,906
		5.04%		02/10/25	700,000	696,360
		5.00%		02/13/25	600,000	596,672
		4.52%		02/14/25	500,000	497,342
		5.05%		02/14/25	800,000	795,409
(SOFR + 0.02%)	(a)	4.39%	01/02/25	02/18/25	500,000	500,000
See financial notes

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.79%		02/27/25	100,000	99,272
		4.82%		02/28/25	500,000	496,279
		5.00%		03/05/25	1,300,000	1,289,141
(SOFR + 0.03%)	(a)	4.40%	01/02/25	03/06/25	900,000	900,000
		4.50%		03/07/25	500,000	496,067
(SOFR + 0.05%)	(a)	4.38%	01/02/25	03/10/25	400,000	400,000
(SOFR + 0.04%)	(a)	4.41%	01/02/25	03/14/25	400,000	400,000
		4.63%		03/14/25	100,000	99,923
(SOFR + 0.02%)	(a)	4.39%	01/02/25	03/17/25	700,000	700,000
		4.81%		03/17/25	100,000	99,038
		4.30%		03/21/25	900,000	891,714
		5.00%		03/21/25	500,000	494,768
		4.42%		03/28/25	700,000	692,843
		4.99%		03/28/25	700,000	692,025
		5.00%		03/28/25	900,000	889,736
		5.24%		04/01/25	900,000	888,875
(SOFR + 0.10%)	(a)	4.38%	01/02/25	04/03/25	500,000	500,000
(SOFR + 0.10%)	(a)	4.38%	01/02/25	04/08/25	400,000	400,000
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/08/25	400,000	400,000
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/11/25	400,000	400,000
		4.59%		04/11/25	700,000	691,415
		0.50%		04/14/25	800,000	789,730
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/14/25	500,000	500,000
(SOFR + 0.01%)	(a)	4.38%	01/02/25	04/16/25	400,000	400,000
		4.27%		04/17/25	700,000	691,486
(SOFR + 0.14%)	(a)	4.51%	01/02/25	04/21/25	300,000	300,000
(SOFR + 0.03%)	(a)	4.40%	01/02/25	04/23/25	500,000	500,000
		5.24%		04/23/25	600,000	590,778
(SOFR + 0.12%)	(a)	4.49%	01/02/25	05/01/25	400,000	400,000
		4.67%		05/01/25	400,000	394,037
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/02/25	500,000	500,000
		4.35%		05/05/25	800,000	788,383
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/05/25	500,000	500,000
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/08/25	400,000	400,000
(SOFR + 0.02%)	(a)	4.39%	01/02/25	05/13/25	500,000	500,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	05/14/25	700,000	700,000
		4.37%		05/15/25	400,000	393,690
(SOFR + 0.14%)	(a)	4.51%	01/02/25	05/19/25	1,200,000	1,200,000
		5.18%		05/21/25	400,000	392,401
(SOFR + 0.04%)	(a)	4.41%	01/02/25	05/22/25	400,000	400,000
		4.32%		05/23/25	700,000	688,471
(SOFR + 0.04%)	(a)	4.41%	01/02/25	05/27/25	700,000	700,000
		4.32%		06/02/25	100,000	98,238
(SOFR + 0.02%)	(a)	4.39%	01/02/25	06/02/25	400,000	400,000
		5.15%		06/04/25	100,000	97,922
		4.24%		06/06/25	400,000	392,896
(SOFR + 0.02%)	(a)	4.39%	01/02/25	06/06/25	400,000	400,000
		4.24%		06/09/25	400,000	392,706
		4.27%		06/09/25	400,000	392,714
		3.13%		06/13/25	100,000	99,151
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		4.37%		06/13/25	300,000	294,242
		4.22%		06/16/25	1,600,000	1,569,933
		4.30%		06/20/25	900,000	882,255
		4.22%		06/30/25	500,000	489,757
		4.30%		07/07/25	900,000	880,517
		5.17%		07/07/25	400,000	400,000
(SOFR + 0.16%)	(a)	4.53%	01/02/25	07/10/25	400,000	400,209
		4.21%		07/11/25	700,000	684,834
		4.23%		07/11/25	100,000	97,820
(SOFR + 0.03%)	(a)	4.40%	01/02/25	07/11/25	800,000	800,000
		5.24%		07/11/25	400,000	400,000
		4.27%		07/18/25	500,000	488,618
		4.83%		07/23/25	100,000	97,413
(SOFR + 0.16%)	(a)	4.53%	01/02/25	07/28/25	400,000	400,000
		4.13%		08/07/25	400,000	399,952
(SOFR + 0.06%)	(a)	4.43%	01/02/25	08/19/25	300,000	300,029
(SOFR + 0.16%)	(a)	4.53%	01/02/25	08/22/25	700,000	700,000
(SOFR + 0.02%)	(a)	4.39%	01/02/25	08/27/25	900,000	900,000
		4.00%		08/28/25	200,000	199,428
		4.29%		09/12/25	100,000	97,084
(SOFR + 0.10%)	(a)	4.47%	01/02/25	09/19/25	1,200,000	1,200,165
		4.46%		10/09/25	500,000	500,000
		4.25%		12/05/25	400,000	399,494
		4.61%		12/05/25	900,000	900,000
		4.40%		12/12/25	500,000	499,701
		4.48%		01/06/26	900,000	900,000
		4.38%		01/30/26	500,000	500,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	04/10/26	100,000	100,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	07/21/26	300,000	300,000
(SOFR + 0.18%)	(a)	4.55%	01/02/25	09/18/26	500,000	500,000
(SOFR + 0.19%)	(a)	4.56%	01/02/25	09/24/26	500,000	500,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	10/08/26	300,000	300,000
(SOFR + 0.19%)	(a)	4.56%	01/02/25	12/23/26	300,000	300,000
FEDERAL HOME LOAN MORTGAGE CORPORATION
		4.33%		01/16/25	600,000	598,994
		4.58%		01/17/25	900,000	898,305
		4.56%		01/30/25	900,000	896,854
		4.57%		01/31/25	200,000	199,275
		3.40%		05/23/25	100,000	99,665
		0.38%		07/21/25	900,000	878,785
		4.05%		08/28/25	200,000	199,338
		4.20%		08/28/25	100,000	99,686
		0.38%		09/23/25	1,900,000	1,851,852
		0.60%		10/20/25	100,000	97,360
(SOFR + 0.11%)	(a)	4.48%	01/02/25	03/05/26	600,000	600,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	04/02/26	200,000	200,000
(SOFR + 0.11%)	(a)	4.48%	01/02/25	05/07/26	200,000	200,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/04/26	200,000	200,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	09/23/26	500,000	500,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	10/16/26	300,000	300,000
See financial notes

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
FEDERAL NATIONAL MORTGAGE ASSOCIATION
		1.63%		01/07/25	200,000	199,915
		4.55%		01/29/25	500,000	498,316
		0.50%		06/17/25	800,000	785,006
		0.38%		08/25/25	100,000	97,719
		0.54%		10/27/25	700,000	679,136
(SOFR + 0.10%)	(a)	4.47%	01/02/25	06/18/26	400,000	400,000
(SOFR + 0.12%)	(a)	4.49%	01/02/25	07/29/26	200,000	200,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	08/21/26	800,000	800,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	10/23/26	300,000	300,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	11/20/26	400,000	400,000
(SOFR + 0.14%)	(a)	4.51%	01/02/25	12/11/26	100,000	100,000
Total U.S. Government Agency Debt (Cost $94,512,507)						94,512,507

U.S. TREASURY DEBT 8.9% OF NET ASSETS
UNITED STATES TREASURY
(3 mo. US TBILL + 0.20%)	(a)	4.48%	01/02/25	01/31/25	2,000,000	2,000,144
		1.13%		02/28/25	300,000	298,241
		2.75%		02/28/25	300,000	298,949
		1.75%		03/15/25	300,000	298,100
		3.88%		03/31/25	1,900,000	1,894,874
		0.38%		04/30/25	200,000	197,019
		3.88%		04/30/25	1,600,000	1,594,418
(3 mo. US TBILL + 0.17%)	(a)	4.44%	01/02/25	04/30/25	1,400,000	1,400,211
		2.13%		05/15/25	1,700,000	1,682,088
		2.75%		05/15/25	500,000	496,553
		0.25%		05/31/25	200,000	196,262
		0.25%		06/30/25	800,000	784,295
(3 mo. US TBILL + 0.13%)	(a)	4.40%	01/02/25	07/31/25	2,200,000	2,199,788
		4.75%		07/31/25	400,000	400,558
		2.00%		08/15/25	400,000	394,533
		4.35%		09/04/25	200,000	194,324
		0.25%		09/30/25	400,000	388,406
		5.00%		09/30/25	400,000	402,124
		4.25%		10/15/25	250,000	249,984
		0.25%		10/31/25	600,000	580,414
(3 mo. US TBILL + 0.17%)	(a)	4.45%	01/02/25	10/31/25	1,500,000	1,499,362
		2.25%		11/15/25	200,000	196,591
		0.38%		11/30/25	1,000,000	965,671
		0.38%		12/31/25	1,600,000	1,540,066
		2.63%		12/31/25	600,000	590,393
		4.25%		12/31/25	800,000	800,052
		3.88%		01/15/26	400,000	398,463
(3 mo. US TBILL + 0.25%)	(a)	4.52%	01/02/25	01/31/26	1,500,000	1,501,770
(3 mo. US TBILL + 0.18%)	(a)	4.46%	01/02/25	07/31/26	500,000	499,966
Total U.S. Treasury Debt (Cost $23,943,619)						23,943,619

See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
VARIABLE RATE DEMAND NOTES 0.2% OF NET ASSETS
FARR LIFE LLC
TAXABLE VARIABLE RATE DEMAND NOTES SERIES 2022 (LOC: FEDERAL HOME LOAN BANKS)	(b)	4.45%		01/07/25	600,000	600,000
Total Variable Rate Demand Notes (Cost $600,000)						600,000

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Number of Shares	Value ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS
MONEY MARKET FUNDS 0.0%
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(c)	4.43%			45,600	45,600
Total Investment Companies (Cost $45,600)						45,600

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 55.8% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 24.5%
BANCO SANTANDER SA
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,001, 3.50% - 5.50%, due 07/01/45 - 01/20/54)
BANK OF MONTREAL
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,255, 6.00%, due 05/01/54)
BARCLAYS BANK PLC
Issued 12/26/24, repurchase date 01/02/25		4.53%		01/02/25	2,001,762	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,061,815, 3.50% - 6.00%, due 12/01/27 - 12/01/54)
BOFA SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.00% - 5.50%, due 03/25/33 - 01/15/45)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	2,000,496	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,060,000, 2.10% - 3.00%, due 06/20/49 - 11/16/49)
CANADIAN IMPERIAL BANK OF COMMERCE
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 2.50% - 6.00%, due 01/01/28 - 08/01/54)
See financial notes

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,298, 2.25%, due 08/15/27)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $1,039,739, 3.00% - 6.50%, due 02/15/48 - 01/25/55)
FICC - BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	5,001,239	5,000,000
(Collateralized by U.S. Government Agency Securities valued at $5,150,000, 2.00% - 7.00%, due 02/01/36 - 07/01/54)
GOLDMAN SACHS & CO LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	2,000,496	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,040,000, 2.00% - 6.00%, due 11/01/36 - 07/01/54)
Issued 12/26/24, repurchase date 01/02/25		4.53%		01/02/25	2,001,762	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,040,001, 5.50%, due 08/01/53)
Issued 12/30/24, repurchase date 01/06/25		4.37%		01/06/25	2,001,699	2,000,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $2,040,001, 2.50% - 4.50%, due 05/31/30 - 09/20/47)
Issued 12/31/24, repurchase date 01/07/25		4.43%		01/07/25	2,001,723	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,040,000, 4.00% - 5.50%, due 04/01/46 - 09/01/53)
Issued 12/31/24, repurchase date 01/07/25		4.44%		01/07/25	3,002,590	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,060,001, 1.10% - 7.00%, due 08/20/26 - 01/01/55)
JP MORGAN SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 6.00%, due 12/20/54)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	7,001,734	7,000,000
(Collateralized by U.S. Government Agency Securities valued at $7,210,000, 3.00% - 7.50%, due 09/01/25 - 09/20/64)
MIZUHO SECURITIES USA LLC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,024, 4.88%, due 10/31/28)
NOMURA SECURITIES INTERNATIONAL INC
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,021,259, 0.25% - 4.25%, due 05/31/25 - 08/15/54)
TRUIST BANK
Issued 12/31/24, repurchase date 01/02/25		4.26%		01/02/25	27,006,390	27,000,000
(Collateralized by U.S. Government Agency Securities valued at $27,820,003, 1.00% - 2.00%, due 10/20/50 - 08/01/51)
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	1,000,248	1,000,000
(Collateralized by U.S. Government Agency Securities valued at $1,030,000, 1.50%, due 12/01/50)
WELLS FARGO SECURITIES LLC
Issued 12/30/24, repurchase date 01/06/25		4.37%		01/06/25	2,001,699	2,000,000
(Collateralized by U.S. Government Agency Securities valued at $2,081,768, 4.94%, due 12/01/34)
						66,000,000
U.S. TREASURY REPURCHASE AGREEMENTS 31.3%
BANCO BILBAO VIZCAYA ARGENTARIA SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,088, 0.13% - 3.13%, due 07/15/26 - 02/15/42)
Issued 12/31/24, repurchase date 01/07/25		4.43%		01/07/25	4,003,446	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,036, 0.13% - 2.88%, due 05/31/25 - 02/15/47)
BANCO SANTANDER SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,096, 0.13% - 4.13%, due 08/31/25 - 08/15/47)
BARCLAYS BANK PLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,289, 4.25% - 4.50%, due 02/15/36 - 08/15/43)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,280,511	1,280,195
(Collateralized by U.S. Treasury Securities valued at $1,306,134, 2.50%, due 05/15/46)
BNP PARIBAS SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,329, 2.88% - 4.38%, due 02/28/29 - 08/15/43)
BOFA SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	2,000,494	2,000,000
(Collateralized by U.S. Treasury Securities valued at $2,040,041, 0.00% - 5.25%, due 02/28/25 - 02/15/53)
CITIGROUP GLOBAL MARKETS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	3,000,742	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,054, 1.88%, due 02/15/32)
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	10,008,789	10,000,000
(Collateralized by U.S. Treasury Securities valued at $10,200,083, 0.50%, due 03/31/25)
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK SA
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,298, 2.25%, due 08/15/27)
See financial notes

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
Issued 12/30/24, repurchase date 01/06/25		4.36%		01/06/25	6,005,087	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,125,240, 2.25%, due 08/15/27)
Issued 12/30/24, repurchase date 01/06/25		4.36%		01/06/25	4,003,391	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,083,493, 2.25%, due 08/15/27)
DAIWA CAPITAL MARKETS AMERICA INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,022, 0.13% - 4.63%, due 09/30/25 - 05/15/54)
FICC - BANK OF NEW YORK
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	7,001,731	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,005, 0.63%, due 07/15/32)
FICC - STATE STREET BANK AND TRUST CO
Issued 12/31/24, repurchase date 01/02/25		4.46%		01/02/25	6,001,487	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,031, 3.50%, due 04/30/30)
GOLDMAN SACHS & CO LLC
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	3,002,637	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,007, 2.13% - 4.88%, due 10/31/28 - 02/15/54)
Issued 12/26/24, repurchase date 01/02/25		4.52%		01/02/25	3,002,637	3,000,000
(Collateralized by U.S. Treasury Securities valued at $3,060,019, 1.38% - 4.38%, due 09/30/29 - 02/15/54)
Issued 12/30/24, repurchase date 01/06/25		4.35%		01/06/25	1,000,846	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,088, 1.00% - 1.25%, due 06/30/28 - 02/15/46)
Issued 12/30/24, repurchase date 01/06/25		4.36%		01/06/25	4,003,391	4,000,000
(Collateralized by U.S. Treasury Securities valued at $4,080,010, 2.75% - 4.00%, due 08/15/32 - 02/15/43)
Issued 12/31/24, repurchase date 01/07/25		4.42%		01/07/25	9,007,735	9,000,000
(Collateralized by U.S. Treasury Securities valued at $9,180,024, 0.13% - 1.38%, due 10/15/25 - 12/31/28)
JP MORGAN SECURITIES LLC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	6,001,483	6,000,000
(Collateralized by U.S. Treasury Securities valued at $6,120,021, 2.00% - 7.63%, due 02/15/25 - 07/31/28)
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	7,001,731	7,000,000
(Collateralized by U.S. Treasury Securities valued at $7,140,036, 3.63%, due 03/31/28)
MUFG SECURITIES AMERICAS INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,002, 0.38% - 4.75%, due 12/31/25 - 08/15/51)
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

ISSUER	FOOTNOTES	RATE	EFFECTIVE MATURITY	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
RBC DOMINION SECURITIES INC
Issued 12/31/24, repurchase date 01/02/25		4.45%		01/02/25	1,000,247	1,000,000
(Collateralized by U.S. Treasury Securities valued at $1,020,285, 0.13% - 4.50%, due 01/31/26 - 08/15/53)
						84,280,195
Total Repurchase Agreements (Cost $150,280,195)						150,280,195
Total Investments in Securities (Cost $269,381,921)						269,381,921

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
(a)	Variable rate security; rate shown is effective rate at period end.
(b)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(c)	The rate shown is the annualized 7-day yield.

EFFR —	Effective Federal Funds Rate is published daily by the Federal Reserve Bank of New York and is based on the interest rate financial institutions charge each other for overnight funds.
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
US TBILL —	The reference rate is the weekly auction stop for the U.S. Treasury Bill.
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
U.S. Government Agency Debt[1]	$—	$94,512,507	$—	$94,512,507
U.S. Treasury Debt[1]	—	23,943,619	—	23,943,619
Variable Rate Demand Notes[1]	—	600,000	—	600,000
Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	150,280,195	—	150,280,195
Total	$45,600	$269,336,321	$—	$269,381,921

[1]	As categorized in the Portfolio Holdings.
See financial notes

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at cost and value - unaffiliated issuers (Note 2a)		$119,101,726
Repurchase agreements, at cost and value — unaffiliated issuers (Note 2a)		150,280,195
Receivables:
Interest		591,487
Fund shares sold		402,111
Dividends		179
Prepaid expenses	+	296
Total assets		270,375,994

Liabilities
Payables:
Investments bought		886,500
Investment adviser and administrator fees		43,098
Fund shares redeemed		29,211
Independent trustees’ fees		42
Accrued expenses	+	97,663
Total liabilities		1,056,514
Net assets		$269,319,480

Net Assets by Source
Capital received from investors		$269,272,183
Total distributable earnings	+	47,297
Net assets		$269,319,480

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$269,319,480		269,318,673		$1.00

See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Interest received from securities - unaffiliated issuers		$13,486,254

Expenses
Investment adviser and administrator fees		491,832
Portfolio accounting fees		84,558
Custodian fees		47,417
Professional fees		37,849
Independent trustees’ fees		14,354
Shareholder reports		8,718
Transfer agent fees		1,046
Other expenses	+	4,417
Total expenses	–	690,191
Net investment income		12,796,063

REALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		1,701
Increase in net assets resulting from operations		$12,797,764
See financial notes

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$12,796,063	$11,041,729
Net realized gains	+	1,701	2,254
Increase in net assets from operations		$12,797,764	$11,043,983

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($12,797,986 )	($11,042,139 )

TRANSACTIONS IN FUND SHARES*
Shares sold		172,789,700	131,234,588
Shares reinvested		12,797,986	11,042,139
Shares redeemed	+	(159,019,202)	(122,680,990)
Net transactions in fund shares		26,568,484	19,595,737

NET ASSETS
Beginning of period		$242,751,218	$223,153,637
Total increase	+	26,568,262	19,597,581
End of period		$269,319,480	$242,751,218

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
See financial notes
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At December 31, 2024, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The fund seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund is authorized to invest in U.S. government securities, such as: U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not fully guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, repurchase agreements that are collateralized fully by cash and/or U.S. government securities, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates fair value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be fair valued as determined by the Valuation Designee. The Valuation Designee considers a number of factors, including unobservable market inputs when arriving at fair value and may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating pursuant to Rule 2a-7 under the 1940 Act are valued at amortized cost which approximates current fair value and are considered to be valued using Level 2 inputs.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2024, are disclosed in the fund’s Portfolio Holdings.
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, the fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its fair value is at least equal to the maturity amount under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2024, the fund had investments in repurchase agreements with a gross value of $150,280,195 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions and When-Issued Securities: The fund may transact in securities on a delayed-delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed-delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings, if any. The fund may receive compensation for interest forgone in the purchase of a delayed-delivery or when-issued security. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors. The fund complies with Rule 18f-4 under the 1940 Act, where money market funds are only permitted to invest in a security on a delayed-delivery or when-issued basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date. Pursuant to Rule 18f-4 portfolio securities are no longer required to be segregated as collateral to cover delayed-delivery or when-issued securities held within the fund.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Dividends and distributions are recorded on the date they are effective.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the fund.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.19% of the fund’s average daily net assets.
Contractual Expense Limitation
The investment adviser and its affiliates have made an additional agreement with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.34%.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended December 31, 2024, the fund had no direct security transactions with other funds in the Fund Complex.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes (continued)

 4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund`s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the fund’s investments was $269,336,321 and gross unrealized appreciation and depreciation were $45,600 and ($0), respectively, with a net unrealized appreciation of $45,600.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
$1,697	$45,600	$47,297
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$12,797,986	$11,042,139
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Financial Notes (continued)

 7. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

Schwab Government Money Market Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab Government Money Market Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Government Money Market Portfolio, (the “Fund”) one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.

Schwab Government Money Market Portfolio | Annual Holdings and Financial Statements

MFR100628-07
00308812

Annual Holdings and Financial Statements | December 31, 2024
Schwab S&P 500 Index Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
1

Schwab S&P 500 Index Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$70.19	$56.38	$70.41	$55.41	$47.48
Income (loss) from investment operations:
Net investment income (loss)[1]	1.06	1.01	0.95	0.85	0.96
Net realized and unrealized gains (losses)	16.36	13.70	(13.73)	14.94	7.58
Total from investment operations	17.42	14.71	(12.78)	15.79	8.54
Less distributions:
Distributions from net investment income	(1.16)	(0.90)	(0.77)	(0.79)	(0.53)
Distributions from net realized gains	—	—	(0.48)	—	(0.08)
Total distributions	(1.16)	(0.90)	(1.25)	(0.79)	(0.61)
Net asset value at end of period	$86.45	$70.19	$56.38	$70.41	$55.41
Total return	24.95%	26.22%	(18.12%)	28.67%	18.28%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%[2]	0.03%	0.03%
Net investment income (loss)	1.33%	1.62%	1.59%	1.35%	2.03%
Portfolio turnover rate	6%	6%	9%	13%	14%
Net assets, end of period (x 1,000,000)	$2,588	$1,909	$2,430	$1,468	$947

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2024

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 2.5%
Aptiv PLC *	12,164	735,679
BorgWarner, Inc.	11,323	359,958
Ford Motor Co.	201,482	1,994,672
General Motors Co.	56,887	3,030,370
Tesla, Inc. *	144,542	58,371,841
		64,492,520

Banks 3.4%
Bank of America Corp.	345,492	15,184,373
Citigroup, Inc.	97,895	6,890,829
Citizens Financial Group, Inc.	22,815	998,384
Fifth Third Bancorp	34,642	1,464,664
Huntington Bancshares, Inc.	75,275	1,224,724
JPMorgan Chase & Co.	145,711	34,928,384
KeyCorp	51,386	880,756
M&T Bank Corp.	8,623	1,621,210
PNC Financial Services Group, Inc.	20,567	3,966,346
Regions Financial Corp.	47,302	1,112,543
Truist Financial Corp.	68,796	2,984,371
U.S. Bancorp	80,808	3,865,047
Wells Fargo & Co.	172,321	12,103,827
		87,225,458

Capital Goods 5.6%
3M Co.	28,190	3,639,047
A.O. Smith Corp.	6,220	424,266
Allegion PLC	4,484	585,969
AMETEK, Inc.	11,949	2,153,927
Axon Enterprise, Inc. *	3,752	2,229,889
Boeing Co. *	38,696	6,849,192
Builders FirstSource, Inc. *	5,959	851,720
Carrier Global Corp.	43,163	2,946,306
Caterpillar, Inc.	24,988	9,064,647
Cummins, Inc.	7,117	2,480,986
Deere & Co.	13,174	5,581,824
Dover Corp.	7,110	1,333,836
Eaton Corp. PLC	20,455	6,788,401
Emerson Electric Co.	29,526	3,659,157
Fastenal Co.	29,730	2,137,884
Fortive Corp.	17,909	1,343,175
GE Vernova, Inc.	14,275	4,695,476
Generac Holdings, Inc. *	3,119	483,601
General Dynamics Corp.	13,358	3,519,699
General Electric Co.	56,015	9,342,742
Honeywell International, Inc.	33,654	7,602,102
Howmet Aerospace, Inc.	20,989	2,295,567
Hubbell, Inc.	2,784	1,166,190
Huntington Ingalls Industries, Inc.	2,032	383,987
IDEX Corp.	3,928	822,091
Illinois Tool Works, Inc.	13,886	3,520,934
Ingersoll Rand, Inc.	20,817	1,883,106
Johnson Controls International PLC	34,641	2,734,214
L3Harris Technologies, Inc.	9,800	2,060,744
Lennox International, Inc.	1,659	1,010,829
Lockheed Martin Corp.	10,926	5,309,380
Masco Corp.	11,155	809,518
Nordson Corp.	2,833	592,777
Northrop Grumman Corp.	7,095	3,329,612
Otis Worldwide Corp.	20,654	1,912,767
PACCAR, Inc.	27,179	2,827,160
Parker-Hannifin Corp.	6,655	4,232,780
SECURITY	NUMBER OF SHARES	VALUE ($)
Pentair PLC	8,604	865,907
Quanta Services, Inc.	7,652	2,418,415
Rockwell Automation, Inc.	5,858	1,674,158
RTX Corp.	68,888	7,971,719
Snap-on, Inc.	2,714	921,349
Stanley Black & Decker, Inc.	8,022	644,086
Textron, Inc.	9,530	728,950
Trane Technologies PLC	11,638	4,298,495
TransDigm Group, Inc.	2,908	3,685,250
United Rentals, Inc.	3,397	2,392,983
Westinghouse Air Brake Technologies Corp.	8,884	1,684,317
WW Grainger, Inc.	2,292	2,415,883
Xylem, Inc.	12,539	1,454,775
		143,761,789

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	21,088	6,173,090
Broadridge Financial Solutions, Inc.	6,037	1,364,905
Cintas Corp.	17,711	3,235,800
Copart, Inc. *	45,451	2,608,433
Dayforce, Inc. *	8,144	591,580
Equifax, Inc.	6,439	1,640,979
Jacobs Solutions, Inc.	6,391	853,965
Leidos Holdings, Inc.	6,864	988,828
Paychex, Inc.	16,543	2,319,660
Paycom Software, Inc.	2,517	515,910
Republic Services, Inc.	10,534	2,119,230
Rollins, Inc.	14,638	678,471
Veralto Corp.	12,756	1,299,199
Verisk Analytics, Inc.	7,311	2,013,669
Waste Management, Inc.	18,913	3,816,454
		30,220,173

Consumer Discretionary Distribution & Retail 6.1%
Amazon.com, Inc. *	484,352	106,261,985
AutoZone, Inc. *	875	2,801,750
Best Buy Co., Inc.	10,116	867,953
CarMax, Inc. *	8,012	655,061
eBay, Inc.	24,783	1,535,307
Genuine Parts Co.	7,228	843,941
Home Depot, Inc.	51,409	19,997,587
LKQ Corp.	13,366	491,201
Lowe's Cos., Inc.	29,361	7,246,295
O'Reilly Automotive, Inc. *	2,987	3,541,985
Pool Corp.	1,988	677,789
Ross Stores, Inc.	17,216	2,604,264
TJX Cos., Inc.	58,374	7,052,163
Tractor Supply Co.	27,599	1,464,403
Ulta Beauty, Inc. *	2,437	1,059,924
		157,101,608

Consumer Durables & Apparel 0.7%
Deckers Outdoor Corp. *	7,888	1,601,974
DR Horton, Inc.	15,099	2,111,142
Garmin Ltd.	7,938	1,637,292
Hasbro, Inc.	6,724	375,939
Lennar Corp., Class A	12,364	1,686,079
Lululemon Athletica, Inc. *	5,847	2,235,951
Mohawk Industries, Inc. *	2,746	327,131
NIKE, Inc., Class B	61,628	4,663,391
NVR, Inc. *	158	1,292,266
PulteGroup, Inc.	10,618	1,156,300
Ralph Lauren Corp.	2,082	480,901
See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
3

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	11,995	783,633
		18,351,999

Consumer Services 1.9%
Airbnb, Inc., Class A *	22,407	2,944,504
Booking Holdings, Inc.	1,713	8,510,903
Caesars Entertainment, Inc. *	10,942	365,682
Carnival Corp. *	53,786	1,340,347
Chipotle Mexican Grill, Inc. *	70,541	4,253,622
Darden Restaurants, Inc.	6,066	1,132,461
Domino's Pizza, Inc.	1,788	750,531
Expedia Group, Inc. *	6,360	1,185,059
Hilton Worldwide Holdings, Inc.	12,605	3,115,452
Las Vegas Sands Corp.	18,018	925,404
Marriott International, Inc., Class A	11,935	3,329,149
McDonald's Corp.	37,089	10,751,730
MGM Resorts International *	11,892	412,058
Norwegian Cruise Line Holdings Ltd. *	22,717	584,508
Royal Caribbean Cruises Ltd.	12,833	2,960,445
Starbucks Corp.	58,619	5,348,984
Wynn Resorts Ltd.	4,760	410,122
Yum! Brands, Inc.	14,424	1,935,124
		50,256,085

Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	22,932	21,011,904
Dollar General Corp.	11,355	860,936
Dollar Tree, Inc. *	10,537	789,643
Kroger Co.	34,459	2,107,168
Sysco Corp.	25,381	1,940,631
Target Corp.	23,800	3,217,284
Walgreens Boots Alliance, Inc.	37,817	352,832
Walmart, Inc.	224,655	20,297,579
		50,577,977

Energy 3.1%
APA Corp.	19,047	439,795
Baker Hughes Co.	51,238	2,101,783
Chevron Corp.	86,500	12,528,660
ConocoPhillips	66,965	6,640,919
Coterra Energy, Inc.	37,917	968,400
Devon Energy Corp.	34,057	1,114,686
Diamondback Energy, Inc.	9,672	1,584,564
EOG Resources, Inc.	29,132	3,571,001
EQT Corp.	30,843	1,422,171
Exxon Mobil Corp.	227,473	24,469,271
Halliburton Co.	45,575	1,239,184
Hess Corp.	14,258	1,896,457
Kinder Morgan, Inc.	100,141	2,743,863
Marathon Petroleum Corp.	16,644	2,321,838
Occidental Petroleum Corp.	34,976	1,728,164
ONEOK, Inc.	30,266	3,038,706
Phillips 66	21,390	2,436,963
Schlumberger NV	73,172	2,805,414
Targa Resources Corp.	11,253	2,008,660
Texas Pacific Land Corp.	975	1,078,311
Valero Energy Corp.	16,394	2,009,740
Williams Cos., Inc.	63,146	3,417,462
		81,566,012

Equity Real Estate Investment Trusts (REITs) 1.9%
Alexandria Real Estate Equities, Inc.	8,028	783,131
American Tower Corp.	24,216	4,441,456
AvalonBay Communities, Inc.	7,332	1,612,820
SECURITY	NUMBER OF SHARES	VALUE ($)
BXP, Inc.	7,541	560,749
Camden Property Trust	5,573	646,691
Crown Castle, Inc.	22,442	2,036,836
Digital Realty Trust, Inc.	16,162	2,866,007
Equinix, Inc.	4,999	4,713,507
Equity Residential	17,640	1,265,846
Essex Property Trust, Inc.	3,315	946,234
Extra Space Storage, Inc.	10,933	1,635,577
Federal Realty Investment Trust	3,908	437,501
Healthpeak Properties, Inc.	35,943	728,565
Host Hotels & Resorts, Inc.	36,165	633,611
Invitation Homes, Inc.	29,337	937,904
Iron Mountain, Inc.	15,256	1,603,558
Kimco Realty Corp.	34,983	819,652
Mid-America Apartment Communities, Inc.	6,057	936,230
Prologis, Inc.	47,975	5,070,957
Public Storage	8,170	2,446,425
Realty Income Corp.	45,321	2,420,595
Regency Centers Corp.	8,391	620,347
SBA Communications Corp.	5,570	1,135,166
Simon Property Group, Inc.	15,845	2,728,667
UDR, Inc.	15,544	674,765
Ventas, Inc.	21,722	1,279,209
VICI Properties, Inc.	54,477	1,591,273
Welltower, Inc.	30,659	3,863,954
Weyerhaeuser Co.	37,589	1,058,130
		50,495,363

Financial Services 8.1%
American Express Co.	28,803	8,548,442
Ameriprise Financial, Inc.	5,010	2,667,474
Apollo Global Management, Inc.	23,141	3,821,968
Bank of New York Mellon Corp.	37,569	2,886,426
Berkshire Hathaway, Inc., Class B *	94,866	43,000,861
Blackrock, Inc.	7,535	7,724,204
Blackstone, Inc.	37,377	6,444,542
Capital One Financial Corp.	19,710	3,514,687
Cboe Global Markets, Inc.	5,418	1,058,677
Charles Schwab Corp. (a)	76,731	5,678,861
CME Group, Inc.	18,675	4,336,895
Corpay, Inc. *	3,598	1,217,635
Discover Financial Services	12,960	2,245,061
FactSet Research Systems, Inc.	1,973	947,593
Fidelity National Information Services, Inc.	27,911	2,254,372
Fiserv, Inc. *	29,455	6,050,646
Franklin Resources, Inc.	16,156	327,805
Global Payments, Inc.	13,140	1,472,468
Goldman Sachs Group, Inc.	16,247	9,303,357
Intercontinental Exchange, Inc.	29,721	4,428,726
Invesco Ltd.	23,049	402,897
Jack Henry & Associates, Inc.	3,810	667,893
KKR & Co., Inc.	34,964	5,171,525
MarketAxess Holdings, Inc.	1,951	441,004
Mastercard, Inc., Class A	42,424	22,339,206
Moody's Corp.	8,070	3,820,096
Morgan Stanley	64,203	8,071,601
MSCI, Inc.	4,050	2,430,041
Nasdaq, Inc.	21,362	1,651,496
Northern Trust Corp.	10,269	1,052,573
PayPal Holdings, Inc. *	51,926	4,431,884
Raymond James Financial, Inc.	9,474	1,471,596
S&P Global, Inc.	16,433	8,184,127
State Street Corp.	15,171	1,489,034
Synchrony Financial	20,152	1,309,880
T. Rowe Price Group, Inc.	11,491	1,299,517
See financial notes
4
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Visa, Inc., Class A	89,440	28,266,618
		210,431,688

Food, Beverage & Tobacco 2.3%
Altria Group, Inc.	87,728	4,587,297
Archer-Daniels-Midland Co.	24,692	1,247,440
Brown-Forman Corp., Class B	9,438	358,455
Bunge Global SA	7,217	561,194
Campbell's Co.	10,159	425,459
Coca-Cola Co.	200,659	12,493,029
Conagra Brands, Inc.	24,925	691,669
Constellation Brands, Inc., Class A	8,077	1,785,017
General Mills, Inc.	28,744	1,833,005
Hershey Co.	7,624	1,291,124
Hormel Foods Corp.	15,005	470,707
J.M. Smucker Co.	5,567	613,038
Kellanova	13,940	1,128,722
Keurig Dr. Pepper, Inc.	58,126	1,867,007
Kraft Heinz Co.	45,563	1,399,240
Lamb Weston Holdings, Inc.	7,426	496,280
McCormick & Co., Inc. - Non Voting Shares	12,980	989,595
Molson Coors Beverage Co., Class B	9,041	518,230
Mondelez International, Inc., Class A	69,158	4,130,807
Monster Beverage Corp. *	36,231	1,904,301
PepsiCo, Inc.	71,009	10,797,629
Philip Morris International, Inc.	80,472	9,684,805
Tyson Foods, Inc., Class A	14,830	851,835
		60,125,885

Health Care Equipment & Services 4.3%
Abbott Laboratories	89,768	10,153,658
Align Technology, Inc. *	3,634	757,725
Baxter International, Inc.	26,302	766,966
Becton Dickinson & Co.	14,980	3,398,513
Boston Scientific Corp. *	76,288	6,814,044
Cardinal Health, Inc.	12,478	1,475,773
Cencora, Inc.	9,081	2,040,319
Centene Corp. *	26,146	1,583,925
Cigna Group	14,403	3,977,244
Cooper Cos., Inc. *	10,363	952,671
CVS Health Corp.	65,171	2,925,526
DaVita, Inc. *	2,304	344,563
Dexcom, Inc. *	20,236	1,573,754
Edwards Lifesciences Corp. *	30,548	2,261,468
Elevance Health, Inc.	12,003	4,427,907
GE HealthCare Technologies, Inc.	23,638	1,848,019
HCA Healthcare, Inc.	9,446	2,835,217
Henry Schein, Inc. *	6,454	446,617
Hologic, Inc. *	12,067	869,910
Humana, Inc.	6,257	1,587,463
IDEXX Laboratories, Inc. *	4,247	1,755,880
Insulet Corp. *	3,620	945,073
Intuitive Surgical, Inc. *	18,434	9,621,811
Labcorp Holdings, Inc.	4,352	998,001
McKesson Corp.	6,571	3,744,879
Medtronic PLC	66,375	5,302,035
Molina Healthcare, Inc. *	2,962	862,090
Quest Diagnostics, Inc.	5,754	868,048
ResMed, Inc.	7,585	1,734,614
Solventum Corp. *	7,087	468,167
STERIS PLC	5,101	1,048,562
Stryker Corp.	17,762	6,395,208
Teleflex, Inc.	2,423	431,245
UnitedHealth Group, Inc.	47,630	24,094,112
Universal Health Services, Inc., Class B	3,040	545,437
SECURITY	NUMBER OF SHARES	VALUE ($)
Zimmer Biomet Holdings, Inc.	10,281	1,085,982
		110,942,426

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	12,663	1,325,943
Clorox Co.	6,411	1,041,211
Colgate-Palmolive Co.	42,318	3,847,129
Estee Lauder Cos., Inc., Class A	12,166	912,207
Kenvue, Inc.	99,003	2,113,714
Kimberly-Clark Corp.	17,255	2,261,095
Procter & Gamble Co.	121,888	20,434,523
		31,935,822

Insurance 2.1%
Aflac, Inc.	25,832	2,672,062
Allstate Corp.	13,695	2,640,259
American International Group, Inc.	32,262	2,348,674
Aon PLC, Class A	11,199	4,022,233
Arch Capital Group Ltd.	19,327	1,784,848
Arthur J Gallagher & Co.	12,951	3,676,141
Assurant, Inc.	2,651	565,246
Brown & Brown, Inc.	12,244	1,249,133
Chubb Ltd.	19,402	5,360,773
Cincinnati Financial Corp.	8,074	1,160,234
Erie Indemnity Co., Class A	1,276	526,005
Everest Group Ltd.	2,225	806,474
Globe Life, Inc.	4,351	485,224
Hartford Financial Services Group, Inc.	15,015	1,642,641
Loews Corp.	9,289	786,685
Marsh & McLennan Cos., Inc.	25,431	5,401,799
MetLife, Inc.	30,123	2,466,471
Principal Financial Group, Inc.	10,895	843,382
Progressive Corp.	30,320	7,264,975
Prudential Financial, Inc.	18,423	2,183,678
Travelers Cos., Inc.	11,748	2,829,976
W.R. Berkley Corp.	15,568	911,039
Willis Towers Watson PLC	5,201	1,629,161
		53,257,113

Materials 1.9%
Air Products & Chemicals, Inc.	11,517	3,340,391
Albemarle Corp.	6,066	522,161
Amcor PLC	75,157	707,227
Avery Dennison Corp.	4,180	782,203
Ball Corp.	15,416	849,884
Celanese Corp.	5,585	386,538
CF Industries Holdings, Inc.	8,980	766,174
Corteva, Inc.	35,586	2,026,979
Dow, Inc.	36,183	1,452,024
DuPont de Nemours, Inc.	21,548	1,643,035
Eastman Chemical Co.	6,035	551,116
Ecolab, Inc.	13,051	3,058,110
FMC Corp.	6,461	314,069
Freeport-McMoRan, Inc.	74,472	2,835,894
International Flavors & Fragrances, Inc.	13,222	1,117,920
International Paper Co.	17,985	967,953
Linde PLC	24,644	10,317,703
LyondellBasell Industries NV, Class A	13,482	1,001,308
Martin Marietta Materials, Inc.	3,153	1,628,525
Mosaic Co.	16,658	409,454
Newmont Corp.	58,939	2,193,710
Nucor Corp.	12,157	1,418,843
Packaging Corp. of America	4,613	1,038,525
PPG Industries, Inc.	12,044	1,438,656
Sherwin-Williams Co.	12,010	4,082,559
See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
5

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Smurfit WestRock PLC	25,555	1,376,392
Steel Dynamics, Inc.	7,281	830,544
Vulcan Materials Co.	6,815	1,753,022
		48,810,919

Media & Entertainment 8.5%
Alphabet, Inc., Class A	302,410	57,246,213
Alphabet, Inc., Class C	246,319	46,908,990
Charter Communications, Inc., Class A *	5,007	1,716,249
Comcast Corp., Class A	197,558	7,414,352
Electronic Arts, Inc.	12,359	1,808,122
Fox Corp., Class A	17,923	870,699
Interpublic Group of Cos., Inc.	19,383	543,112
Live Nation Entertainment, Inc. *	8,081	1,046,490
Match Group, Inc. *	12,856	420,520
Meta Platforms, Inc., Class A	112,828	66,061,922
Netflix, Inc. *	22,124	19,719,564
News Corp., Class A	25,854	712,019
Omnicom Group, Inc.	10,100	869,004
Paramount Global, Class B	31,045	324,731
Take-Two Interactive Software, Inc. *	8,492	1,563,207
Walt Disney Co.	93,727	10,436,501
Warner Bros Discovery, Inc. *	115,478	1,220,603
		218,882,298

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	91,460	16,252,442
Agilent Technologies, Inc.	14,860	1,996,292
Amgen, Inc.	27,821	7,251,265
Biogen, Inc. *	7,522	1,150,264
Bio-Techne Corp.	8,274	595,976
Bristol-Myers Squibb Co.	104,879	5,931,956
Charles River Laboratories International, Inc. *	2,657	490,482
Danaher Corp.	33,270	7,637,129
Eli Lilly & Co.	40,780	31,482,160
Gilead Sciences, Inc.	64,527	5,960,359
Incyte Corp. *	8,264	570,794
IQVIA Holdings, Inc. *	8,916	1,752,083
Johnson & Johnson	124,609	18,020,954
Merck & Co., Inc.	130,924	13,024,320
Mettler-Toledo International, Inc. *	1,095	1,339,930
Moderna, Inc. *	17,427	724,615
Pfizer, Inc.	293,301	7,781,276
Regeneron Pharmaceuticals, Inc. *	5,440	3,875,075
Revvity, Inc.	6,278	700,688
Thermo Fisher Scientific, Inc.	19,797	10,298,993
Vertex Pharmaceuticals, Inc. *	13,336	5,370,407
Viatris, Inc.	62,018	772,124
Waters Corp. *	3,080	1,142,618
West Pharmaceutical Services, Inc.	3,750	1,228,350
Zoetis, Inc.	23,350	3,804,416
		149,154,968

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	15,548	2,041,297
CoStar Group, Inc. *	21,155	1,514,486
		3,555,783

Semiconductors & Semiconductor Equipment 11.4%
Advanced Micro Devices, Inc. *	83,990	10,145,152
Analog Devices, Inc.	25,712	5,462,771
Applied Materials, Inc.	42,671	6,939,585
Broadcom, Inc.	241,730	56,042,683
SECURITY	NUMBER OF SHARES	VALUE ($)
Enphase Energy, Inc. *	6,968	478,562
First Solar, Inc. *	5,540	976,370
Intel Corp.	223,307	4,477,305
KLA Corp.	6,925	4,363,581
Lam Research Corp.	66,615	4,811,601
Microchip Technology, Inc.	27,695	1,588,308
Micron Technology, Inc.	57,384	4,829,437
Monolithic Power Systems, Inc.	2,517	1,489,309
NVIDIA Corp.	1,269,575	170,491,227
NXP Semiconductors NV	13,159	2,735,098
ON Semiconductor Corp. *	22,112	1,394,162
QUALCOMM, Inc.	57,501	8,833,304
Skyworks Solutions, Inc.	8,345	740,035
Teradyne, Inc.	8,398	1,057,476
Texas Instruments, Inc.	47,213	8,852,910
		295,708,876

Software & Services 11.5%
Accenture PLC, Class A	32,340	11,376,889
Adobe, Inc. *	22,783	10,131,144
Akamai Technologies, Inc. *	7,782	744,348
ANSYS, Inc. *	4,511	1,521,696
Autodesk, Inc. *	11,121	3,287,034
Cadence Design Systems, Inc. *	14,179	4,260,222
Cognizant Technology Solutions Corp., Class A	25,589	1,967,794
Crowdstrike Holdings, Inc., Class A *	12,050	4,123,028
EPAM Systems, Inc. *	2,937	686,729
Fair Isaac Corp. *	1,258	2,504,590
Fortinet, Inc. *	32,914	3,109,715
Gartner, Inc. *	4,004	1,939,818
Gen Digital, Inc.	28,132	770,254
GoDaddy, Inc., Class A *	7,268	1,434,485
International Business Machines Corp.	47,856	10,520,185
Intuit, Inc.	14,507	9,117,650
Microsoft Corp.	384,800	162,193,200
Oracle Corp.	83,183	13,861,615
Palantir Technologies, Inc., Class A *	106,090	8,023,587
Palo Alto Networks, Inc. *	33,885	6,165,715
PTC, Inc. *	6,229	1,145,326
Roper Technologies, Inc.	5,558	2,889,326
Salesforce, Inc.	49,479	16,542,314
ServiceNow, Inc. *	10,662	11,302,999
Synopsys, Inc. *	7,955	3,861,039
Tyler Technologies, Inc. *	2,216	1,277,834
VeriSign, Inc. *	4,279	885,582
Workday, Inc., Class A *	11,025	2,844,781
		298,488,899

Technology Hardware & Equipment 9.4%
Amphenol Corp., Class A	62,352	4,330,347
Apple, Inc.	782,335	195,912,331
Arista Networks, Inc. *	53,485	5,911,697
CDW Corp.	6,895	1,200,006
Cisco Systems, Inc.	206,300	12,212,960
Corning, Inc.	40,026	1,902,036
Dell Technologies, Inc., Class C	15,905	1,832,892
F5, Inc. *	3,007	756,170
Hewlett Packard Enterprise Co.	67,091	1,432,393
HP, Inc.	49,902	1,628,302
Jabil, Inc.	5,806	835,483
Juniper Networks, Inc.	17,191	643,803
Keysight Technologies, Inc. *	9,018	1,448,561
Motorola Solutions, Inc.	8,640	3,993,667
NetApp, Inc.	10,614	1,232,073
Seagate Technology Holdings PLC	10,896	940,434
See financial notes
6
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Super Micro Computer, Inc. *	25,948	790,895
TE Connectivity PLC	15,451	2,209,030
Teledyne Technologies, Inc. *	2,403	1,115,304
Trimble, Inc. *	12,664	894,838
Western Digital Corp. *	17,905	1,067,675
Zebra Technologies Corp., Class A *	2,655	1,025,414
		243,316,311

Telecommunication Services 0.9%
AT&T, Inc.	371,364	8,455,958
T-Mobile U.S., Inc.	25,231	5,569,239
Verizon Communications, Inc.	217,874	8,712,781
		22,737,978

Transportation 1.4%
CH Robinson Worldwide, Inc.	6,120	632,318
CSX Corp.	99,847	3,222,063
Delta Air Lines, Inc.	33,092	2,002,066
Expeditors International of Washington, Inc.	7,206	798,209
FedEx Corp.	11,630	3,271,868
JB Hunt Transport Services, Inc.	4,098	699,365
Norfolk Southern Corp.	11,721	2,750,919
Old Dominion Freight Line, Inc.	9,729	1,716,196
Southwest Airlines Co.	31,039	1,043,531
Uber Technologies, Inc. *	109,004	6,575,121
Union Pacific Corp.	31,379	7,155,667
United Airlines Holdings, Inc. *	16,975	1,648,272
United Parcel Service, Inc., Class B	37,889	4,777,803
		36,293,398

Utilities 2.3%
AES Corp.	36,497	469,716
Alliant Energy Corp.	13,338	788,809
Ameren Corp.	13,847	1,234,322
American Electric Power Co., Inc.	27,605	2,546,009
American Water Works Co., Inc.	10,059	1,252,245
Atmos Energy Corp.	8,015	1,116,249
CenterPoint Energy, Inc.	33,551	1,064,573
CMS Energy Corp.	15,465	1,030,742
SECURITY	NUMBER OF SHARES	VALUE ($)
Consolidated Edison, Inc.	17,929	1,599,805
Constellation Energy Corp.	16,198	3,623,655
Dominion Energy, Inc.	43,560	2,346,142
DTE Energy Co.	10,720	1,294,440
Duke Energy Corp.	39,980	4,307,445
Edison International	20,043	1,600,233
Entergy Corp.	22,200	1,683,204
Evergy, Inc.	11,935	734,599
Eversource Energy	18,918	1,086,461
Exelon Corp.	51,975	1,956,339
FirstEnergy Corp.	26,640	1,059,739
NextEra Energy, Inc.	106,431	7,630,038
NiSource, Inc.	24,169	888,453
NRG Energy, Inc.	10,506	947,851
PG&E Corp.	113,116	2,282,681
Pinnacle West Capital Corp.	5,933	502,940
PPL Corp.	38,106	1,236,921
Public Service Enterprise Group, Inc.	25,758	2,176,293
Sempra	32,823	2,879,234
Southern Co.	56,765	4,672,895
Vistra Corp.	17,619	2,429,132
WEC Energy Group, Inc.	16,317	1,534,451
Xcel Energy, Inc.	29,785	2,011,083
		59,986,699
Total Common Stocks (Cost $1,254,781,647)		2,577,678,047
Total Investments in Securities (Cost $1,254,781,647)		2,577,678,047

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 03/21/25	29	8,606,838	(187,054)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
Below is a summary of the fund’s transactions with affiliated issuers during the period ended December 31, 2024:
SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$4,827,421	$640,772	($173,625 )	($32,778 )	$417,071	$5,678,861	76,731	$73,936

The following is a summary of the inputs used to value the fund’s investments as of December 31, 2024 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,577,678,047	$—	$—	$2,577,678,047
See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
7

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	(187,054)	—	—	(187,054)
Total	$2,577,490,993	$—	$—	$2,577,490,993

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
8
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $3,477,507)		$5,678,861
Investments in securities, at value - unaffiliated issuers (cost $1,251,304,140)		2,571,999,186
Cash		6,897,806
Deposit with broker for futures contracts		593,687
Receivables:
Fund shares sold		2,015,111
Dividends		1,581,018
Income from securities on loan	+	37
Total assets		2,588,765,706

Liabilities
Payables:
Fund shares redeemed		511,371
Investment adviser fees		67,157
Variation margin on futures contracts	+	33,677
Total liabilities		612,205
Net assets		$2,588,153,501

Net Assets by Source
Capital received from investors		$1,272,406,186
Total distributable earnings	+	1,315,747,315
Net assets		$2,588,153,501

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,588,153,501		29,937,316		$86.45

See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
9

Schwab S&P 500 Index Portfolio
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $7,930)		$31,003,962
Other Interest		206,870
Dividends received from securities - affiliated issuers		73,936
Securities on loan, net	+	262
Total investment income		31,285,030

Expenses
Investment adviser fees		688,915
Total expenses	–	688,915
Net investment income		30,596,115

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(32,778)
Net realized losses on sales of securities - unaffiliated issuers		(4,667,289)
Net realized gains on futures contracts	+	381,547
Net realized losses		(4,318,520)
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		417,071
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		466,614,970
Net change in unrealized appreciation (depreciation) on futures contracts	+	(217,260)
Net change in unrealized appreciation (depreciation)	+	466,814,781
Net realized and unrealized gains		462,496,261
Increase in net assets resulting from operations		$493,092,376
See financial notes
10
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$30,596,115	$33,293,987
Net realized gains (losses)		(4,318,520)	7,430,055
Net change in unrealized appreciation (depreciation)	+	466,814,781	438,173,050
Increase in net assets resulting from operations		$493,092,376	$478,897,092

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($33,327,662 )	($23,603,840 )

TRANSACTIONS IN FUND SHARES
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,170,298	$494,896,266	3,636,923	$229,479,212
Shares reinvested		417,954	33,327,662	363,248	23,603,840
Shares redeemed	+	(3,849,857)	(308,948,939)	(19,895,120)	(1,229,021,361)
Net transactions in fund shares		2,738,395	$219,274,989	(15,894,949)	($975,938,309 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		27,198,921	$1,909,113,798	43,093,870	$2,429,758,855
Total increase (decrease)	+	2,738,395	679,039,703	(15,894,949)	(520,645,057)
End of period		29,937,316	$2,588,153,501	27,198,921	$1,909,113,798
See financial notes
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
11

Schwab S&P 500 Index Portfolio
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab S&P 500 Index Portfolio
Schwab Government Money Market Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At December 31, 2024, 100% of the fund’s shares were held through separate accounts of seven insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab S&P 500 Index Portfolio seeks to track the total return of the S&P 500® Index.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
12
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
13

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2024, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities funds are recorded on the date they are effective (the ex-dividend date).
14
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between the investment adviser and the fund, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Advisory Agreement between the investment adviser and the fund.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.03% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers and Net realized gains (losses) on sales of securities — affiliated issuers, as applicable in the Statement of Operations. For the period ended December 31, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $6,264,481 and $62,526,559 respectively, and includes net realized losses of $2,617,566.
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
15

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$345,038,112	$127,311,737

7. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of December 31, 2024, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Liability Derivatives
Futures Contracts[1]	($187,054 )	($187,054 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

16
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

7. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended December 31, 2024, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$381,547	$381,547
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	($217,260 )	($217,260 )

[1]	Statement of Operations location: Net realized gains on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended December 31, 2024, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$7,295,287	27

8. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,277,340,062	$1,342,505,464	($42,354,533 )	$1,300,150,931

The primary differences between book basis and tax basis unrealized appreciation or unrealized depreciation of investments are the tax deferral of losses on wash sales and realization for tax purposes of unrealized appreciation or depreciation on futures contracts if held. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	CAPITAL LOSS CARRYFORWARDS AND OTHER LOSSES	TOTAL
$30,560,593	$1,300,150,931	($14,964,209 )	$1,315,747,315
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2024, the fund had capital loss carryforwards of  $14,964,209.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS	PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	ORDINARY INCOME
$33,327,662	$23,603,840
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
17

Schwab S&P 500 Index Portfolio
Financial Notes (continued)

8. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
18
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements

Schwab S&P 500 Index Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab S&P 500 Index Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab S&P 500 Index Portfolio, (the “Fund”) one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab S&P 500 Index Portfolio | Annual Holdings and Financial Statements
19

MFR100630-07
00308813

Annual Holdings and Financial Statements | December 31, 2024
Schwab VIT Balanced Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements
1

Schwab VIT Balanced Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$13.55	$12.33	$14.99	$14.04	$13.25
Income (loss) from investment operations:
Net investment income (loss)[1]	0.35	0.30	0.22	0.21	0.20
Net realized and unrealized gains (losses)	0.70	1.16	(2.42)	0.93	0.86
Total from investment operations	1.05	1.46	(2.20)	1.14	1.06
Less distributions:
Distributions from net investment income	(0.31)	(0.24)	(0.21)	(0.19)	(0.24)
Distributions from net realized gains	(0.05)	—	(0.25)	(0.00)[2]	(0.03)
Total distributions	(0.36)	(0.24)	(0.46)	(0.19)	(0.27)
Net asset value at end of period	$14.24	$13.55	$12.33	$14.99	$14.04
Total return	7.78%	11.96%	(14.71%)	8.19%	8.23%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[3]	0.52%	0.52%	0.53%[4]	0.52%	0.54%
Net investment income (loss)	2.53%	2.36%	1.70%	1.42%	1.53%
Portfolio turnover rate	26%	20%	19%	13%	38%
Net assets, end of period (x 1,000)	$81,499	$77,350	$74,061	$92,777	$83,577

[1]	Calculated based on the average shares outstanding during the period.
[2]	Per-share amount was less than $0.005.
[3]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of December 31, 2024

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 28.7%
Large-Cap 25.9%
Schwab U.S. Large-Cap ETF	$20,195,825	$4,045,251	($7,359,565 )	$1,201,421	$3,039,449	$21,122,381	911,233	$263,681
Small-Cap 2.8%
Schwab U.S. Small-Cap ETF	2,173,134	900,715	(1,005,460)	198,290	20,121	2,286,800	88,430	33,057
						23,409,181

International Stocks 15.1%
Developed Markets 13.0%
Schwab International Equity ETF	8,558,569	2,525,940	(2,103,818)	148,278	(145,129)	8,983,840	485,613	269,432
Schwab International Small-Cap Equity ETF	1,566,805	419,720	(344,566)	13,906	(39,677)	1,616,188	47,078	55,252
						10,600,028
Emerging Markets 2.1%
Schwab Emerging Markets Equity ETF	1,545,508	477,016	(483,001)	35,946	78,227	1,653,696	62,099	46,433
						12,253,724

Real Estate 3.3%
U.S. REITs 3.3%
Schwab U.S. REIT ETF	2,556,587	1,044,331	(963,411)	91,605	(13,067)	2,716,045	128,967	81,768

Fixed Income 49.0%
Inflation-Protected Bond 3.7%
Schwab U.S. TIPS ETF	2,875,437	772,159	(581,109)	(80,375)	52,142	3,038,254	117,625	86,383
Intermediate-Term Bond 36.3%
Schwab U.S. Aggregate Bond ETF	28,209,063	7,975,649	(5,910,158)	(944,392)	245,736	29,575,898	1,302,903	1,107,966
Treasury Bond 9.0%
Schwab Short-Term U.S. Treasury ETF	7,008,341	2,069,688	(1,718,939)	(120,711)	75,452	7,313,831	303,983	300,450
						39,927,983

Money Market Funds 3.3%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	2,703,638	—	—	—	2,703,638	2,703,638	47,710
Schwab Variable Share Price Money Fund, Ultra Shares (c)	2,569,939	85,653	(2,655,607)	—	15	—	—	85,653
Total Affiliated Underlying Funds (Cost $65,742,266)	$77,259,208	$23,019,760	($23,125,634 )	$543,968	$3,313,269	$81,010,571		$2,377,785
Total Investments in Securities (Cost $65,742,266)						$81,010,571

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $2,655,607 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
See financial notes
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements
3

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
4
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $65,742,266)		$81,010,571
Cash		622,600
Receivables:
Investments sold		427,267
Dividends		14,684
Prepaid expenses	+	89
Total assets		82,075,211

Liabilities
Payables:
Investments bought		506,701
Investment adviser and administrator fees		30,321
Fund shares redeemed		4,774
Independent trustees’ fees		33
Accrued expenses	+	34,468
Total liabilities		576,297
Net assets		$81,498,914

Net Assets by Source
Capital received from investors		$65,085,794
Total distributable earnings	+	16,413,120
Net assets		$81,498,914

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$81,498,914		5,721,283		$14.24

See financial notes
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements
5

Schwab VIT Balanced Portfolio
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$2,377,785
Other Interest	+	13,144
Total investment income		2,390,929

Expenses
Investment adviser and administrator fees		352,786
Professional fees		23,309
Portfolio accounting fees		11,616
Independent trustees’ fees		11,173
Shareholder reports		7,787
Custodian fees		915
Transfer agent fees		803
Other expenses	+	2,956
Total expenses	–	411,345
Net investment income		1,979,584

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		543,968
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	3,313,269
Net realized and unrealized gains		3,857,237
Increase in net assets resulting from operations		$5,836,821
See financial notes
6
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$1,979,584	$1,753,162
Net realized gains		543,968	341,238
Net change in unrealized appreciation (depreciation)	+	3,313,269	6,421,016
Increase in net assets resulting from operations		$5,836,821	$8,515,416

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($2,013,961 )	($1,378,374 )

TRANSACTIONS IN FUND SHARES
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,193,641	$16,798,099	393,971	$5,018,992
Shares reinvested		146,470	2,013,961	106,768	1,378,374
Shares redeemed	+	(1,328,323)	(18,486,195)	(796,796)	(10,244,994)
Net transactions in fund shares		11,788	$325,865	(296,057)	($3,847,628 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,709,495	$77,350,189	6,005,552	$74,060,775
Total increase (decrease)	+	11,788	4,148,725	(296,057)	3,289,414
End of period		5,721,283	$81,498,914	5,709,495	$77,350,189
See financial notes
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements
7

Schwab VIT Balanced Portfolio
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab VIT Balanced Portfolio
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
The fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. The fund’s investment objective seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). The fund invests in the underlying funds in accordance with its target portfolio allocation.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At December 31, 2024, 100% of the fund’s shares were held through separate accounts of four insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
8
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements
9

Schwab VIT Balanced Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2024, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
10
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the fund.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements
11

Schwab VIT Balanced Portfolio
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated ETFs and mutual funds. As of December 31, 2024, the fund’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.0%*
Schwab Government Money Fund, Ultra Shares	0.0%*
Schwab International Equity ETF	0.0%*
Schwab International Small-Cap Equity ETF	0.0%*
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.4%
Schwab U.S. Large-Cap ETF	0.0%*
Schwab U.S. REIT ETF	0.0%*
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended December 31, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $173,161 and $285,302 respectively, and includes net realized gains of $38,858.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025.Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
12
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Financial Notes (continued)

5. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended December 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$20,364,153	$20,470,027

7. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$68,088,740	$18,134,499	($5,212,668 )	$12,921,831

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
$2,392,680	$1,098,609	$12,921,831	$16,413,120
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$1,834,777	$179,184	$1,378,374	$—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements
13

Schwab VIT Balanced Portfolio
Financial Notes (continued)

7. Federal Income Taxes (continued):
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
14
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Balanced Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Balanced Portfolio, (the “Fund”) one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab VIT Balanced Portfolio | Annual Holdings and Financial Statements
15

MFR100631-07
00308815

Annual Holdings and Financial Statements | December 31, 2024
Schwab VIT Balanced with Growth Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements
1

Schwab VIT Balanced with Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$15.74	$13.93	$17.24	$15.68	$14.59
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.32	0.24	0.25	0.22
Net realized and unrealized gains (losses)	1.18	1.74	(3.00)	1.53	1.20
Total from investment operations	1.56	2.06	(2.76)	1.78	1.42
Less distributions:
Distributions from net investment income	(0.35)	(0.25)	(0.25)	(0.22)	(0.29)
Distributions from net realized gains	(0.05)	—	(0.30)	—	(0.04)
Total distributions	(0.40)	(0.25)	(0.55)	(0.22)	(0.33)
Net asset value at end of period	$16.90	$15.74	$13.93	$17.24	$15.68
Total return	9.98%	14.85%	(16.00%)	11.42%	10.09%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[2]	0.49%	0.49%	0.49%[3]	0.49%	0.50%
Net investment income (loss)	2.28%	2.20%	1.61%	1.48%	1.56%
Portfolio turnover rate	12%	18%	13%	8%	21%
Net assets, end of period (x 1,000)	$166,839	$162,496	$150,867	$184,104	$163,848

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of December 31, 2024

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 38.2%
Large-Cap 34.0%
Schwab U.S. Large-Cap ETF	$55,364,045	$3,102,071	($13,597,556 )	$3,554,235	$8,309,652	$56,732,447	2,447,474	$734,539
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF	6,839,171	1,338,680	(1,865,588)	516,244	189,690	7,018,197	271,392	106,042
						63,750,644

International Stocks 22.2%
Developed Markets 19.0%
Schwab International Equity ETF	26,010,933	4,210,325	(3,469,623)	327,089	(342,413)	26,736,311	1,445,206	833,191
Schwab International Small-Cap Equity ETF	4,873,121	935,345	(702,950)	43,591	(125,083)	5,024,024	146,345	179,822
						31,760,335
Emerging Markets 3.2%
Schwab Emerging Markets Equity ETF	5,208,205	1,328,364	(1,596,838)	99,606	294,998	5,334,335	200,313	161,888
						37,094,670

Real Estate 4.7%
U.S. REITs 4.7%
Schwab U.S. REIT ETF	7,445,473	1,527,455	(1,427,485)	175,433	25,245	7,746,121	367,812	242,487

Fixed Income 31.0%
Inflation-Protected Bond 1.0%
Schwab U.S. TIPS ETF	1,586,097	254,826	(165,530)	(17,967)	(767)	1,656,659	64,137	48,639
Intermediate-Term Bond 26.1%
Schwab U.S. Aggregate Bond ETF	42,420,797	6,138,806	(3,863,101)	(653,725)	(510,737)	43,532,040	1,917,711	1,688,471
Treasury Bond 3.9%
Schwab Short-Term U.S. Treasury ETF	6,345,496	864,412	(678,379)	(49,482)	2,315	6,484,362	269,508	275,635
						51,673,061

Money Market Funds 3.3%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	5,525,791	—	—	—	5,525,791	5,525,791	97,514
Schwab Variable Share Price Money Fund, Ultra Shares (c)	5,252,533	175,062	(5,427,625)	—	30	—	—	175,062
Total Affiliated Underlying Funds (Cost $117,422,116)	$161,345,871	$25,401,137	($32,794,675 )	$3,995,024	$7,842,930	$165,790,287		$4,543,290
Total Investments in Securities (Cost $117,422,116)						$165,790,287

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $5,427,625 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

See financial notes
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements
3

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of December 31, 2024 (continued)

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
4
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $117,422,116)		$165,790,287
Cash		1,415,418
Receivables:
Investments sold		746,593
Dividends		30,012
Prepaid expenses	+	178
Total assets		167,982,488

Liabilities
Payables:
Investments bought		1,027,813
Investment adviser and administrator fees		64,969
Fund shares redeemed		16,463
Independent trustees’ fees		37
Accrued expenses	+	34,678
Total liabilities		1,143,960
Net assets		$166,838,528

Net Assets by Source
Capital received from investors		$112,512,232
Total distributable earnings	+	54,326,296
Net assets		$166,838,528

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$166,838,528		9,871,846		$16.90

See financial notes
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements
5

Schwab VIT Balanced with Growth Portfolio
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$4,543,290
Other Interest	+	29,655
Total investment income		4,572,945

Expenses
Investment adviser and administrator fees		744,092
Professional fees		24,688
Independent trustees’ fees		12,680
Portfolio accounting fees		12,070
Shareholder reports		7,806
Custodian fees		1,146
Transfer agent fees		804
Other expenses	+	3,320
Total expenses	–	806,606
Net investment income		3,766,339

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		3,995,024
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	7,842,930
Net realized and unrealized gains		11,837,954
Increase in net assets resulting from operations		$15,604,293
See financial notes
6
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$3,766,339	$3,420,921
Net realized gains		3,995,024	875,056
Net change in unrealized appreciation (depreciation)	+	7,842,930	17,280,548
Increase in net assets resulting from operations		$15,604,293	$21,576,525

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,890,049 )	($2,582,319 )

TRANSACTIONS IN FUND SHARES
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		629,323	$10,461,086	366,288	$5,418,804
Shares reinvested		239,683	3,890,049	173,543	2,582,319
Shares redeemed	+	(1,321,958)	(21,723,242)	(1,049,106)	(15,366,351)
Net transactions in fund shares		(452,952)	($7,372,107 )	(509,275)	($7,365,228 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,324,798	$162,496,391	10,834,073	$150,867,413
Total increase (decrease)	+	(452,952)	4,342,137	(509,275)	11,628,978
End of period		9,871,846	$166,838,528	10,324,798	$162,496,391
See financial notes
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements
7

Schwab VIT Balanced with Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab VIT Balanced with Growth Portfolio
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Growth Portfolio
The fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. The fund’s investment objective seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). The fund invests in the underlying funds in accordance with its target portfolio allocation.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At December 31, 2024, 100% of the fund’s shares were held through separate accounts of four insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
8
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements
9

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2024, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
10
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the fund.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements
11

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated ETFs and mutual funds. As of December 31, 2024, the fund’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.1%
Schwab Government Money Fund, Ultra Shares	0.0%*
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.1%
Schwab Short-Term U.S. Treasury ETF	0.1%
Schwab U.S. Aggregate Bond ETF	0.5%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.0%*
Schwab U.S. TIPS ETF	0.0%*

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended December 31, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $14,839 and $138,926 respectively, and includes net realized gains of $26,016.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount increasing to $1.2 billion, maturing on September 25, 2025.Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
12
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

5. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended December 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$19,973,512	$27,367,050

7. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$119,723,090	$53,413,275	($7,346,078 )	$46,067,197

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
$4,798,097	$3,461,002	$46,067,197	$54,326,296
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$3,496,607	$393,442	$2,582,319	$—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements
13

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)

7. Federal Income Taxes (continued):
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
14
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Balanced with Growth Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Balanced with Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Balanced with Growth Portfolio, (the “Fund”) one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab VIT Balanced with Growth Portfolio | Annual Holdings and Financial Statements
15

MFR100632-07
00308816

Annual Holdings and Financial Statements | December 31, 2024
Schwab VIT Growth Portfolio

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements
1

Schwab VIT Growth Portfolio
Financial Statements
FINANCIAL HIGHLIGHTS

	1/1/24– 12/31/24	1/1/23– 12/31/23	1/1/22– 12/31/22	1/1/21– 12/31/21	1/1/20– 12/31/20
Per-Share Data
Net asset value at beginning of period	$18.16	$15.69	$19.83	$17.52	$16.24
Income (loss) from investment operations:
Net investment income (loss)[1]	0.38	0.34	0.25	0.29	0.24
Net realized and unrealized gains (losses)	1.74	2.39	(3.68)	2.27	1.51
Total from investment operations	2.12	2.73	(3.43)	2.56	1.75
Less distributions:
Distributions from net investment income	(0.37)	(0.26)	(0.29)	(0.25)	(0.32)
Distributions from net realized gains	(0.06)	—	(0.42)	—	(0.15)
Total distributions	(0.43)	(0.26)	(0.71)	(0.25)	(0.47)
Net asset value at end of period	$19.85	$18.16	$15.69	$19.83	$17.52
Total return	11.78%	17.52%	(17.24%)	14.67%	11.34%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses[2]	0.49%	0.49%	0.49%[3]	0.49%	0.50%
Net investment income (loss)	1.99%	2.05%	1.50%	1.53%	1.55%
Portfolio turnover rate	11%	14%	13%	13%	18%
Net assets, end of period (x 1,000)	$162,089	$162,610	$147,720	$187,038	$165,495

[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
2
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Portfolio Holdings  as of December 31, 2024

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.

SECURITY	VALUE AT 12/31/23	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/24	BALANCE OF SHARES HELD AT 12/31/24	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.7% OF NET ASSETS

U.S. Stocks 45.9%
Large-Cap 39.6%
Schwab U.S. Large-Cap ETF	$64,395,321	$2,457,865	($16,483,697 )	$8,090,450	$5,719,709	$64,179,648	2,768,751	$848,780
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF	10,197,415	1,978,070	(3,002,435)	821,861	230,056	10,224,967	395,397	157,053
						74,404,615

International Stocks 30.1%
Developed Markets 24.7%
Schwab International Equity ETF	34,076,196	5,366,747	(5,473,716)	433,443	(359,802)	34,042,868	1,840,155	1,073,657
Schwab International Small-Cap Equity ETF	5,999,056	1,184,041	(1,101,931)	64,052	(151,166)	5,994,052	174,601	217,004
						40,036,920
Emerging Markets 5.4%
Schwab Emerging Markets Equity ETF	8,772,884	1,810,384	(2,514,039)	155,341	518,751	8,743,321	328,326	266,783
						48,780,241

Real Estate 6.1%
U.S. REITs 6.1%
Schwab U.S. REIT ETF	9,693,253	1,557,174	(1,718,208)	229,779	51,288	9,813,286	465,968	314,212

Fixed Income 14.0%
Intermediate-Term Bond 14.0%
Schwab U.S. Aggregate Bond ETF	22,689,767	2,790,297	(2,198,633)	(442,988)	(158,669)	22,679,774	999,109	903,321

Money Market Funds 3.6%
Schwab Government Money Fund, Ultra Shares, 4.35% (b),(c)	—	5,876,742	—	—	—	5,876,742	5,876,742	103,432
Schwab Variable Share Price Money Fund, Ultra Shares (c)	4,957,302	815,221	(5,772,617)	—	94	—	—	165,222
Total Affiliated Underlying Funds (Cost $101,148,612)	$160,781,194	$23,836,541	($38,265,276 )	$9,351,938	$5,850,261	$161,554,658		$4,049,464
Total Investments in Securities (Cost $101,148,612)						$161,554,658

(a)
Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable (see financial note 2(d) for additional information).

(b)	The rate shown is the annualized 7-day yield.
(c)
After U.S. market close on September 6, 2024, the Schwab Variable Share Price Money Fund reorganized into the Schwab Government Money Fund. The reorganization qualified as a tax-free exchange for federal income tax purposes. The total transaction amount was $5,772,617 and is included in the sales for the Schwab Variable Share
Price Money Fund, Ultra Shares and in the purchases for the Schwab Government Money Fund, Ultra Shares.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2024, all of the fund’s investment securities were classified as Level 1 (see financial note 2(a) for additional information).
See financial notes
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements
3

Schwab VIT Growth Portfolio
Statement of Assets and Liabilities

As of December 31, 2024
Assets
Investments in securities, at value - affiliated issuers (cost $101,148,612)		$161,554,658
Cash		674,421
Receivables:
Investments sold		1,017,432
Dividends		31,917
Prepaid expenses	+	180
Total assets		163,278,608

Liabilities
Payables:
Investments bought		1,054,775
Investment adviser and administrator fees		63,203
Fund shares redeemed		36,961
Independent trustees’ fees		37
Accrued expenses	+	34,620
Total liabilities		1,189,596
Net assets		$162,089,012

Net Assets by Source
Capital received from investors		$91,096,547
Total distributable earnings	+	70,992,465
Net assets		$162,089,012

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$162,089,012		8,165,671		$19.85

See financial notes
4
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Statement of Operations

For the period January 1, 2024 through December 31, 2024
Investment Income
Dividends received from securities - affiliated issuers		$4,049,464
Other Interest	+	31,957
Total investment income		4,081,421

Expenses
Investment adviser and administrator fees		742,612
Professional fees		24,719
Independent trustees’ fees		12,695
Portfolio accounting fees		12,064
Shareholder reports		7,808
Custodian fees		1,192
Transfer agent fees		804
Other expenses	+	3,319
Total expenses	–	805,213
Net investment income		3,276,208

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - affiliated issuers		9,351,938
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers	+	5,850,261
Net realized and unrealized gains		15,202,199
Increase in net assets resulting from operations		$18,478,407
See financial notes
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements
5

Schwab VIT Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
OPERATIONS
	1/1/24-12/31/24		1/1/23-12/31/23
Net investment income		$3,276,208	$3,151,771
Net realized gains		9,351,938	525,017
Net change in unrealized appreciation (depreciation)	+	5,850,261	21,217,023
Increase in net assets resulting from operations		$18,478,407	$24,893,811

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,643,565 )	($2,393,004 )

TRANSACTIONS IN FUND SHARES
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		260,742	$5,017,748	198,145	$3,358,794
Shares reinvested		191,868	3,643,565	140,270	2,393,004
Shares redeemed	+	(1,242,749)	(24,017,216)	(796,442)	(13,362,520)
Net transactions in fund shares		(790,139)	($15,355,903 )	(458,027)	($7,610,722 )

SHARES OUTSTANDING AND NET ASSETS
	1/1/24-12/31/24			1/1/23-12/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,955,810	$162,610,073	9,413,837	$147,719,988
Total increase (decrease)	+	(790,139)	(521,061)	(458,027)	14,890,085
End of period		8,165,671	$162,089,012	8,955,810	$162,610,073
See financial notes
6
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Notes

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB ANNUITY PORTFOLIOS
Schwab VIT Growth Portfolio
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
The fund is considered a “fund of funds” because it invests in other exchange traded-funds (ETFs) or mutual funds. The fund’s investment objective seeks long-term capital appreciation and income by investing primarily in affiliated Schwab ETFs. The fund may also invest in affiliated Schwab mutual funds, and unaffiliated third-party ETFs and mutual funds (referred to herein as unaffiliated funds and, together with Schwab ETFs and Schwab mutual funds, as the "underlying funds"). The fund invests in the underlying funds in accordance with its target portfolio allocation.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is available exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by separate accounts of participating life insurance companies, and in the future may be offered to pension and retirement plans qualified under the Internal Revenue Code, as amended. At December 31, 2024, 100% of the fund’s shares were held through separate accounts of four insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, ASC Topic 280 Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements
7

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, ETFs and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash
8
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2024, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities  lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement.  Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of December 31, 2024, the fund had no securities on loan.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements
9

Schwab VIT Growth Portfolio
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between the investment adviser and the fund.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
Expense Limitation
The investment adviser and its affiliates have agreed with the fund, for so long as the investment adviser serves as the investment adviser to the fund, in which the agreement may only be amended or terminated with approval of the fund’s Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.58%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
Investments in Affiliates
The fund may engage in certain transactions involving affiliated parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other affiliated ETFs and mutual funds. As of December 31, 2024, the fund’s ownership percentages of other affiliated funds’ shares are as follows:
Schwab Emerging Markets Equity ETF	0.1%
Schwab Government Money Fund, Ultra Shares	0.0%*
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.2%
Schwab U.S. Aggregate Bond ETF	0.3%
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. REIT ETF	0.1%
Schwab U.S. Small-Cap ETF	0.1%

*	Less than 0.05%
10
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Financial Notes (continued)

3. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities - affiliated issuers in the Statement of Operations. For the period ended December 31, 2024, the fund’s purchases and sales of securities with other funds in the Fund Complex was $276,697 and $96,700 respectively, and includes net realized gains of $53,600.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), maturing on September 26, 2024. On September 26, 2024, the Syndicated Credit Facility was amended to run for a new 364 day period with the committed line of credit increasing to $1.2 billion, maturing on September 25, 2025. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 26, 2024. On September 26, 2024, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 25, 2025. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the funds from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Purchases and Sales of Investment Securities:
For the period ended December 31, 2024, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$18,063,924	$32,492,659
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements
11

Schwab VIT Growth Portfolio
Financial Notes (continued)

 7. Federal Income Taxes:
As of December 31, 2024, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$103,257,545	$62,846,257	($4,549,144 )	$58,297,113

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:
UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	TOTAL
$3,733,429	$8,961,923	$58,297,113	$70,992,465
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
CURRENT FISCAL YEAR END DISTRIBUTIONS		PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME	LONG-TERM CAPITAL GAINS	ORDINARY INCOME	LONG-TERM CAPITAL GAINS
$3,590,071	$53,494	$2,393,004	$—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations.
As of December 31, 2024, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations. During the fiscal year ended December 31, 2024, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
12
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements

Schwab VIT Growth Portfolio
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Schwab Annuity Portfolios and Shareholders of Schwab VIT Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab VIT Growth Portfolio, (the “Fund”) one of the funds constituting Schwab Annuity Portfolios, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Denver, Colorado
February 14, 2025
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 2020.
Schwab VIT Growth Portfolio | Annual Holdings and Financial Statements
13

MFR100633-07
00308817

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others are included as part of the report to shareholders filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included as part of the report to shareholders filed under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	February 14, 2025

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	February 14, 2025